OTHER INTANGIBLE ASSETS, Estimated Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Estimated amortisation expense [Abstract]
2021	$ 900	$ 1,200	$ 1,600
2022	700	800	1,100
2023	400	200	300
2024	0	0	200
2025	0	0	200
Impairment charges	$ 777	$ 163	$ 0